Equity (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Equity Abstract
Cash flow hedge effects, net of deferred taxes	$ (7,486)	$ 1,487	$ 49
Currency translation on foreign entities	(108,356)	(110,936)	(97,081)
Changes in fair value - financial instruments at FVTOCI, net of deferred taxes	(22,298)	1,741	(0)
Own credit adjustment effects	489	(1,519)	(468)
Total	$ (137,651)	$ (109,227)	$ (97,500)